Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Net deferred tax asset	$ 65,420	$ 87,432
Current deferred tax assets	12,051	17,188
Non-current deferred tax assets	63,321	75,319
Current deferred tax liabilities	1,728	895
Non-current deferred tax liabilities	8,224	4,180
Temporary differences related to investments in foreign subsidiaries	143,388
Gross unrecognized tax benefits	63	221
Current Assets [Member]
Income Taxes [Line Items]
Current deferred tax assets	12,051	17,188
Non-current Assets [Member]
Income Taxes [Line Items]
Non-current deferred tax assets	63,321	75,319
Current Liabilities [Member]
Income Taxes [Line Items]
Current deferred tax liabilities	1,728	895
Non-current Liabilities [Member]
Income Taxes [Line Items]
Non-current deferred tax liabilities	$ 8,224	$ 4,180